Segment Information - Revenue By Geographic Areas (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 267.7	$ 271.9	$ 484.3	$ 505.9
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	79.7	74.4	151.6	138.5
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	71.6	41.3	90.5	146.5
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	54.4	80.3	140.1	76.7
North Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	29.3	0.0	29.3	0.0
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	22.4	67.8	42.8	129.3
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 10.3	$ 8.1	$ 30.0	$ 14.9